UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6529

                             Columbia Funds Trust VI
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
              -----------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698

Date of fiscal year end:   06/30/05
                          -----------

Date of reporting period:  12/31/04
                          -----------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                [GRAPHIC OMITTED]

                                                       Columbia Small Cap
                                                           Value Fund
                                                        Semiannual Report
                                                        December 31, 2004

Table of Contents

Fund Profile ...............................................................   1

Performance Information ....................................................   2

Understanding Your Expenses ................................................   3

Economic Update ............................................................   4

Portfolio Manager's Report .................................................   5

Financial Statements .......................................................   7

Investment Portfolio .......................................................   8

Statement of Assets and Liabilities ........................................  16

Statement of Operations ....................................................  17

Statement of Changes in Net Assets .........................................  18

Notes to Financial Statements ..............................................  20

Financial Highlights .......................................................  25

Important Information
About This Report ..........................................................  29

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

                            Not FDIC      May Lose Value
                            Insured     No Bank Guarantee

PRESIDENT'S MESSAGE

                                                   Columbia Small Cap Value Fund
Dear Shareholder

In 2004, Columbia Funds became part of the Bank of America family, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe may offer significant benefits for our shareholders. Plans are underway to combine various Nations Funds and Columbia Funds together to form a single fund family that covers a wide range of markets, sectors and asset classes under the management of talented, seasoned investment professionals. As a result, some funds will be merged in order to eliminate redundancies and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these proposed mergers, and you will be asked to vote on certain fund changes that may affect you and your account. In this matter, your timely response will help us to implement the changes in 2005.

The increased efficiencies we expect from a more streamlined offering of funds may help us reduce fees charged to the funds, because larger funds often benefit from size and scale of operations. For example, significant savings for the combined complex may result from the consolidation of certain vendor agreements. In fact, negotiations are currently underway to consolidate the transfer agency of all of our funds and to consolidate custodial services, each under a single vendor. We have reduced management fees for many funds as part of our settlement agreement with the New York Attorney General.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options, with management expenses that continue to be competitive and fair. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success. In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund's manager or managers on key factors that influenced performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor. As always, we thank you for choosing Columbia Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher Wilson

Christopher Wilson
Head of Mutual Funds, Columbia Management

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's liaison to the mutual fund boards of trustees. Chris joined Bank of America in August 2004.

Summary

o For the six-month period ended December 31, 2004, the fund's class A shares returned 12.33% without sales charge.

o The fund modestly trailed its benchmark, the Russell 2000 Value Index, but beat its peer group, the Morningstar Small Value Category average.

o While the fund benefited from good stock selection, particularly in the materials and telecommunications sectors, its bias toward higher quality companies modestly hindered returns in the industrials sector.


                                 Class A shares

                                    [GRAPHIC]
                                     12.33%

                                  Russell 2000
                                  Value Index

                                    [GRAPHIC]
                                     13.37%

                                    Objective
                            Seeks long-term growth by
                         investing primarily in smaller
                        capitalization equity securities

                                Total Net Assets
                                 $718.9 million

Management Style

         Equity   Style
         Value    Blend     Growth
------------------------------------
Size
Large
------------------------------------
Med
------------------------------------
Small      X
------------------------------------

FUND PROFILE
                                                   Columbia Small Cap Value Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

Top 10 holdings as of 12/31/04 (%)
--------------------------------------------------------------------------------
   Carpenter Technology Corp.                                                1.2
--------------------------------------------------------------------------------
   Corn Products International, Inc.                                         0.9
--------------------------------------------------------------------------------
   Cash America International, Inc.                                          0.9
--------------------------------------------------------------------------------
   Willbros Group, Inc.                                                      0.9
--------------------------------------------------------------------------------
   Consolidated Graphics, Inc.                                               0.9
--------------------------------------------------------------------------------
   MPS Group, Inc.                                                           0.9
--------------------------------------------------------------------------------
   PS Business Parks, Inc., REIT                                             0.8
--------------------------------------------------------------------------------
   Harsco Corp.                                                              0.8
--------------------------------------------------------------------------------
   Eagle Materials, Inc.                                                     0.8
--------------------------------------------------------------------------------
   Greif, Inc., Class A                                                      0.8
--------------------------------------------------------------------------------

Top 5 sectors as of 12/31/04 (%)
--------------------------------------------------------------------------------
   Financials                                                               27.4
--------------------------------------------------------------------------------
   Industrial                                                               19.1
--------------------------------------------------------------------------------
   Consumer discretionary                                                   12.8
--------------------------------------------------------------------------------
   Information technology                                                   11.7
--------------------------------------------------------------------------------
   Materials                                                                 9.7
--------------------------------------------------------------------------------

Sector breakdown and portfolio holdings are calculated as a percentage of net assets.

Management style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

Performance of a $10,000 investment
01/01/95 - 12/31/04 ($)
--------------------------------------------------------------------------------
   sales charge               without              with
--------------------------------------------------------------------------------
   Class A                     39,906             37,612
--------------------------------------------------------------------------------
   Class B                     36,997             36,997
--------------------------------------------------------------------------------
   Class C                     36,422             36,422
--------------------------------------------------------------------------------
   Class Z                     40,924               n/a
--------------------------------------------------------------------------------

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE INFORMATION
                                                   Columbia Small Cap Value Fund

Value of a $10,000 investment 01/01/95 - 12/31/04

        [The following table was represented by a Mountain Chart in the printed material.]

     Class A Shares          Class A Shares              Russell 2000
  Without sales charge      With sales charge            Value Index

          10000                    9425                     10000
          10011                    9435                      9951
          10429                    9830                     10319
          10766                   10147                     10370
          10952                   10322                     10678
          11234                   10588                     10906
          12110                   11414                     11279
          13509                   12732                     11691
          13651                   12866                     12038
          13950                   13148                     12218
          13383                   12614                     11730
          13873                   13076                     12196
          13754                   12963                     12574
          13582                   12801                     12657
          14258                   13439                     12855
          14735                   13887                     13125
          15514                   14622                     13484
          16076                   15151                     13825
          15176                   14303                     13662
          14138                   13325                     12935
          14762                   13914                     13496
          15518                   14626                     13865
          15261                   14383                     14026
          16172                   15242                     14780
          16277                   15341                     15261
          16443                   15497                     15496
          16099                   15173                     15643
          15363                   14480                     15224
          15589                   14693                     15447
          17048                   16068                     16677
          18140                   17097                     17521
          19219                   18114                     18257
          19480                   18360                     18547
          20774                   19579                     19780
          20097                   18941                     19242
          20103                   18947                     19454
          20163                   19003                     20113
          20030                   18878                     19749
          21676                   20430                     20944
          22925                   21607                     21795
          23227                   21892                     21901
          21739                   20489                     21126
          21575                   20335                     21008
          19569                   18444                     19363
          15596                   14700                     16331
          15943                   15026                     17253
          17166                   16178                     17766
          18496                   17432                     18247
          18918                   17830                     18820
          18469                   17407                     18393
          16583                   15630                     17137
          16287                   15350                     16996
          17523                   16515                     18548
          18127                   17085                     19117
          19142                   18042                     19809
          19060                   17964                     19340
          17880                   16852                     18632
          17780                   16758                     18259
          17899                   16870                     17894
          18447                   17386                     17987
          19696                   18563                     18540
          18650                   17578                     18054
          19514                   18392                     19157
          20062                   18908                     19247
          20182                   19022                     19360
          19672                   18541                     19064
          20529                   19349                     19621
          20687                   19498                     20274
          22371                   21085                     21181
          22541                   21245                     21060
          22559                   21262                     20984
          20863                   19663                     20556
          23431                   22084                     22764
          23366                   22022                     23392
          22644                   21342                     23359
          22159                   20885                     22985
          23617                   22259                     24050
          24432                   23027                     24668
          24610                   23195                     25659
          24603                   23188                     25085
          24158                   22768                     24997
          21309                   20084                     22237
          21808                   20554                     22818
          23324                   21983                     24458
          25043                   23603                     25955
          25203                   23754                     26300
          25629                   24155                     26461
          27492                   25911                     28440
          28050                   26437                     29441
          27094                   25536                     28466
          26194                   24688                     27837
          22998                   21676                     23701
          23417                   22070                     23596
          21820                   20565                     21912
          22256                   20977                     22240
          23979                   22600                     24015
          23300                   21961                     22990
          22615                   21315                     22341
          21455                   20221                     21591
          21496                   20260                     21822
          23153                   21822                     23895
          25073                   23631                     26334
          25627                   24153                     26779
          26982                   25431                     28116
          28216                   26593                     29184
          27931                   26325                     28849
          30210                   28473                     31200
          31409                   29603                     32398
          32486                   30618                     33571
          33656                   31721                     34732
          34211                   32244                     35406
          34892                   32886                     35894
          33451                   31528                     34039
          33662                   31726                     34451
          35513                   33471                     36201
          33879                   31931                     34535
          33720                   31781                     34874
          35103                   33084                     36255
          35601                   33554                     36817
          38827                   36594                     40083
          39906                   37612                     41044

The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 12/31/04 (%)

   Share class                    A                   B                 C               Z
---------------------------------------------------------------------------------------------
   Inception                  07/25/86             11/09/92           01/15/96       07/31/95
---------------------------------------------------------------------------------------------
   Sales charge           without     with     without   with      without   with     without
---------------------------------------------------------------------------------------------
   6-month (cumulative)    12.33      5.87      11.89     6.89      11.91    10.91     12.51
---------------------------------------------------------------------------------------------
   1-year                  22.81     15.75      21.87    16.87      21.90    20.90     23.18
---------------------------------------------------------------------------------------------
   5-year                  15.16     13.80      14.27    14.03      14.27    14.27     15.47
---------------------------------------------------------------------------------------------
   10-year                 14.84     14.16      13.98    13.98      13.80    13.80     15.13
---------------------------------------------------------------------------------------------

The "with sales charge" returns include the maximum initial sales charge of 5.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C and class Z are newer classes of shares. Class C share performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class Z share performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These returns have not been adjusted to reflect any difference in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different. Class A shares were initially offered on July 25, 1986, class B shares were initially offered on November 9, 1992, class C shares were initially offered on January 15, 1996 and class Z shares were initially offered on July 31, 1995.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Funds Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

UNDERSTANDING YOUR EXPENSES
                                                   Columbia Small Cap Value Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also continuing costs, which generally include investment advisory fees, Rule 12b-1 fee and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

07/01/04 - 12/31/04


----------------------------------------------------------------------------------------------------------
               Account value at the      Account value at the       Expenses paid        Fund's annualized
             beginning of the period($)   end of the period ($)   during the period($)   expense ratio (%)
----------------------------------------------------------------------------------------------------------
               Actual    Hypothetical    Actual    Hypothetical  Actual  Hypothetical
---------------------------------------------------------------------------------------------------------
   Class A    1,000.00     1,000.00     1,123.31     1,018.65      6.96      6.61               1.30
----------------------------------------------------------------------------------------------------------
   Class B    1,000.00     1,000.00     1,118.92     1,014.87     10.95     10.41               2.05
----------------------------------------------------------------------------------------------------------
   Class C    1,000.00     1,000.00     1,119.12     1,014.87     10.95     10.41               2.05
----------------------------------------------------------------------------------------------------------
   Class Z    1,000.00     1,000.00     1,125.12     1,019.91      5.62      5.35               1.05
----------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Summary
For the six-month period ended
December 31, 2004

o After a weak start, stock prices bounced back in November, helping the S&P 500 Index to a 7.19% gain for the six month period. Value stocks outperformed growth stocks, as measured by the Russell 1000 Growth and Value indices.

                                  S&P 500 Index
                                    [GRAPHIC]
                                      7.19%

                                  Russell 1000
                                   Value Index
                                    [GRAPHIC]
                                     12.08%

o Investment-grade bonds delivered solid gains. The Lehman Brothers Aggregate Bond Index returned 4.18%. High-yield bonds, which can be less sensitive to changing interest rates, led the fixed income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 9.31%.

                                  Lehman Index
                                    [GRAPHIC]
                                      4.18%

                              Merrill Lynch Index
                                    [GRAPHIC]
                                      9.31%

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 1000 Value Index is an unmanaged index that tracks the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment-grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

ECONOMIC UPDATE
                                                   Columbia Small Cap Value Fund

During the six-month period that began July 1, 2004, and ended December 31, 2004, the US economy grew at a healthy pace, despite rising energy prices and a host of geopolitical uncertainties. The nation's gross domestic product advanced 3.5% in the second half of 2004. For the year, the economy grew 4.4%, its strongest showing in five years.

Employment dominated the economic news. Although job growth fell below expectations early in the period, the pace of new job creation picked up and more than two million jobs were created in 2004. In response, consumer confidence soared to its highest level of the year in December, and consumer spending ended the year on a high note. Holiday sales were reported to be the strongest in five years.

Within the business sector, industrial production rose; factories utilized more of their capacity; and spending on technology, capital equipment and construction picked up. However, business spending for the year fell short of forecasts given the level of profit growth and the maturity of the economic cycle.

Stocks picked up momentum

Stock market performance picked up as economic news improved and uncertainty surrounding the presidential election was resolved. The S&P 500 Index returned 7.19% for the six-month period. The majority of that return was generated in November and December. Small- and mid-cap stocks led the market and value stocks generally outperformed growth stocks. Energy and utilities stocks were the best-performing sectors for the six-month period. Information technology rebounded strongly in the second half.

Bonds delivered solid returns

Despite a weak start--and a weak finish--all sectors of the US bond market delivered solid returns for the six-month period. As the Federal Reserve Board (the Fed) began to raise short-term interest rates, the bond market responded favorably. Yields on intermediate and long-term bonds edged lower--and prices rose. However, the 10-year Treasury yield rose sharply in November, before falling again in December, and bonds gave back some of their earlier gains. In this environment, the Lehman Brothers Aggregate Bond Index returned 4.18%.

High-yield bonds, which can be less sensitive to changing interest rates, gained 9.31%, as measured by the Merrill Lynch US High Yield, Cash Pay Index. A relatively strong economy helped improve credit quality and the sector's high yields attracted investors seeking income. Municipal and mortgage bonds outperformed Treasury bonds.

Short-term rates moved higher

After a year of the lowest short-term interest rates in recent history, the Fed raised the federal funds rate, a key short-term rate, from 1.00% to 2.25% in five equal steps between June 30 and December 31.(1) The Fed indicated that it would continue to raise short-term interest rates at a "measured pace," in an attempt to balance economic growth against inflationary pressures. Because the Fed's moves were widely anticipated, these rate increases have had little if any impact on the financial markets except to boost the yields on money market funds.

(1)   On February 2, the Fed raised the federal funds rate to 2.50%.

Net asset value per share as of 12/31/04 ($)
--------------------------------------------------------------------------------
   Class A                                                                 43.64
--------------------------------------------------------------------------------
   Class B                                                                 38.59
--------------------------------------------------------------------------------
   Class C                                                                 40.22
--------------------------------------------------------------------------------
   Class Z                                                                 45.01
--------------------------------------------------------------------------------

Distributions declared per share 07/01/04 - 12/31/04 ($)
--------------------------------------------------------------------------------
   Class A                                                                  3.62
--------------------------------------------------------------------------------
   Class B                                                                  3.38
--------------------------------------------------------------------------------
   Class C                                                                  3.38
--------------------------------------------------------------------------------
   Class Z                                                                  3.72
--------------------------------------------------------------------------------

PORTFOLIO MANAGER'S REPORT
                                                   Columbia Small Cap Value Fund

For the six-month period ended December 31, 2004, Columbia Small-Cap Value Fund class A shares returned 12.33% without sales charge. This was slightly lower than the Russell 2000 Value Index, which returned 13.37%. The fund's performance was ahead of the average return of its peer group, the Morningstar Small Value Category, which was 11.74% over the same period.(1) As small-cap stocks continued to rally in the second half of 2004, the fund benefited from strong stock selection, particularly in the materials and telecommunications sectors. Below-average returns in the industrial sector and greater exposure than the benchmark to the weak technology sector were slight detractors from performance relative to the Russell index.

Stock picking strategy rewarded returns in materials and telecommunications

We focused on companies that we believe have strong competitive and financial positions, good earnings growth prospects and reasonable stock valuations. Stock selection made the biggest difference in the materials and telecommunications sectors. In the materials sector, the fund had an overweight in metals, including steel and titanium, as well as coal. These stocks were big winners over the period, benefiting as commodity prices rose amid strong global demand and tightening supply.

Telecommunications stocks rose modestly over the six-month period, making them one of the weaker sectors in the small-cap value universe. However, the fund benefited from having slightly less exposure than its benchmark to this poorly-performing sector and from owning stocks that posted exceptionally strong gains.

Gains from financials offset by underweight in REITs

Stock selection in the financial sector was also strong. Among the fund's best performers were consumer finance investments, including a credit card company and pawnshop. Banks and insurers also helped returns. The fund further benefited by largely avoiding thrifts, where returns overall were weak. Offsetting this positive performance was the fund's below-average exposure to the financial sector, specifically real estate investment trusts ("REITs"), where we thought valuations seemed

(1) (C)2004, Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

We remain moderately positive on the US economy and expect it to continue to grow at a measured pace.

                                                   Columbia Small Cap Value Fund

expensive and performance would deteriorate as interest rates rose. Instead, REITs did quite well, as interest rates increased only modestly and investors continued to reach for yield. At the end of the period, the fund still had a below-average investment in REITs, which we believed remained vulnerable to further interest rate hikes.

Economically sensitive bias hampered returns

The fund had an above-average stake in industrials, which posted strong gains as the economy recovered. Our focus on higher quality industrial companies, however, caused returns to trail the sector average because lower quality companies gained favor with investors during the second half of the year. We maintained our focus on higher quality industrials, believing that companies with strong balance sheets and good competitive positioning will be the sector's long-term winners.

The fund also had an above-average stake in the economically sensitive technology sector. Technology stocks made only modest headway during the period as the sector failed to keep up with investor expectations.

Cautiously optimistic outlook

We remain moderately positive on the US economy, the stock market and small-cap value stocks. We expect the economy to continue to grow at a measured pace. We also think stocks have room to climb. As long as economic expansion continues and stock valuations remain reasonable, we plan to maintain the fund's bias toward economically sensitive sectors. Although we believe small-cap stocks are no longer inexpensive compared to large-cap stocks, we still expect to find attractive investment opportunities in 2005.



[PHOTO] Stephen Barbaro has managed the Columbia Small-Cap Value Fund since June 2002 and has been with the advisor or its predecessors or affiliate organizations since 1976.

                    /s/ Stephen Barbaro

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments. Investing in small-cap companies may present additional risks, including greater volatility and price fluctuations because small-cap stocks are generally thinly traded and less liquid than stocks of larger companies.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the manager's assessment of a company's prospects is wrong, the price of its stock may not approach the value the manager has placed on it.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

                                          A guide to understanding your fund's financial statements
                                          ---------------------------------------------------------------------
                  Investment Portfolio    The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of
                                          concentration and diversification.

                                          ---------------------------------------------------------------------
 Statements of Assests and Liabilities    This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

                                          ---------------------------------------------------------------------
               Statement of Operations    This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of
                                          Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

                                          ---------------------------------------------------------------------
    Statement of Changes in Net Assets    This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

                                          ---------------------------------------------------------------------
         Notes to Financial Statements    These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

                                          ---------------------------------------------------------------------
                  Financial Highlights    The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

Common Stocks - 99.1%
CONSUMER DISCRETIONARY - 12.8%                                                                            Shares     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
                        Auto Components - 1.1%    BorgWarner, Inc.                                         76,400     4,138,588
                                                  Modine Manufacturing Co.                                 58,343     1,970,243
                                                  Standard Motor Products, Inc.                           133,600     2,110,880
                                                                                            Auto Components Total     8,219,711

----------------------------------------------    -----------------------------------------------------------------------------
          Hotels, Restaurants & Leisure - 3.9%    Bally Total Fitness Holding Corp. (a)                   229,600       973,504
                                                  Bob Evans Farms, Inc.                                    73,350     1,917,369
                                                  Buca, Inc. (a)                                          311,750     2,169,780
                                                  Dave & Buster's, Inc. (a)                               156,200     3,155,240
                                                  Landry's Restaurants, Inc.                              128,700     3,740,022
                                                  Lone Star Steakhouse & Saloon                           172,007     4,816,196
                                                  Marcus Corp.                                            161,000     4,047,540
                                                  Scientific Games Corp., Class A (a)                     233,000     5,554,720
                                                  Total Entertainment Restaurant Corp. (a)                 17,200       205,024
                                                  Vail Resorts, Inc. (a)                                   51,200     1,147,904
                                                                              Hotels, Restaurants & Leisure Total    27,727,299

----------------------------------------------    -----------------------------------------------------------------------------
                     Household Durables - 1.2%    American Greetings Corp., Class A                        95,100     2,410,785
                                                  CSS Industries, Inc.                                     80,300     2,550,328
                                                  Kimball International, Inc., Class B                    172,934     2,561,153
                                                  Russ Berrie & Co., Inc.                                  54,800     1,251,632
                                                                                         Household Durables Total     8,773,898

----------------------------------------------    -----------------------------------------------------------------------------
           Leisure Equipment & Products - 0.3%    Action Performance Companies, Inc.                      194,100     2,133,159
                                                  Travis Boats & Motors, Inc. (a)                         174,975        68,240
                                                                               Leisure Equipment & Products Total     2,201,399

----------------------------------------------    -----------------------------------------------------------------------------
                                  Media - 1.6%    4Kids Entertainment, Inc. (a)                           152,400     3,203,448
                                                  Journal Communications, Inc., Class A                   102,600     1,853,982
                                                  Liberty Corp.                                            73,600     3,235,456
                                                  Media General, Inc., Class A                             43,600     2,825,716
                                                                                                      Media Total    11,118,602

----------------------------------------------    -----------------------------------------------------------------------------
                       Multiline Retail - 0.3%    ShopKo Stores, Inc. (a)                                 115,800     2,163,144
                                                                                           Multiline Retail Total     2,163,144

----------------------------------------------    -----------------------------------------------------------------------------
                       Specialty Retail - 2.5%    Building Material Holding Corp.                          77,143     2,953,806
                                                  GameStop Corp., Class A (a)                             185,500     4,147,780
                                                  Goody's Family Clothing, Inc.                           222,481     2,033,476
                                                  Monro Muffler, Inc. (a)                                 168,906     4,273,322
                                                  Movie Gallery, Inc.                                      54,678     1,042,709
                                                  Pier 1 Imports, Inc.                                    126,800     2,497,960
                                                  TBC Corp. (a)                                            46,921     1,304,404
                                                                                           Specialty Retail Total    18,253,457

----------------------------------------------    -----------------------------------------------------------------------------
       Textiles, Apparel & Luxury Goods - 1.9%    Culp, Inc. (a)                                           56,000       379,680
                                                  Delta Apparel, Inc.                                      48,100     1,166,425
                                                  Hampshire Group Ltd. (a)                                 89,400     2,816,279
                                                  Kellwood Co.                                            115,050     3,969,225
                                                  Russell Corp.                                           126,500     2,464,220
                                                  Stride Rite Corp.                                       158,700     1,772,679
                                                  Tandy Brands Accessories, Inc.                           81,953     1,214,543
                                                                           Textiles, Apparel & Luxury Goods Total    13,783,051
                                                                                                                    -----------
                                                                                     CONSUMER DISCRETIONARY TOTAL    92,240,561


8  See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
CONSUMER STAPLES - 2.3%                                                                                    Shares     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
               Food & Staples Retailing - 0.6%    BJ's Wholesale Club, Inc. (a)                            69,600     2,027,448
                                                  Chronimed, Inc. (a)                                     184,300     1,203,479
                                                  Winn-Dixie Stores, Inc.                                 176,800       804,440
                                                                                   Food & Staples Retailing Total     4,035,367

                                                  -----------------------------------------------------------------------------
                          Food Products - 1.7%    Central Garden & Pet Co. (a)                             35,890     1,498,049
                                                  Corn Products International, Inc.                       127,000     6,802,120
                                                  John B. Sanfilippo & Son, Inc. (a)                       39,000     1,005,420
                                                  M&F Worldwide Corp. (a)                                 133,200     1,814,184
                                                  Omega Protein Corp. (a)                                 179,200     1,541,120
                                                                                              Food Products Total    12,660,893
                                                                                                                    -----------
                                                                                           CONSUMER STAPLES TOTAL    16,696,260
ENERGY - 6.8%
----------------------------------------------    -----------------------------------------------------------------------------
            Energy Equipment & Services - 1.9%    Gulf Island Fabrication, Inc.                            19,200       419,136
                                                  Lufkin Industries, Inc.                                 102,639     4,096,117
                                                  Universal Compression Holdings, Inc. (a)                 90,000     3,141,900
                                                  Willbros Group, Inc. (a)                                274,600     6,329,530
                                                                                Energy Equipment & Services Total    13,986,683

                                                  -----------------------------------------------------------------------------
                              Oil & Gas - 4.9%    Bill Barrett Corp. (a)                                   31,300     1,001,287
                                                  Brigham Exploration Co. (a)                             194,700     1,752,300
                                                  Carrizo Oil & Gas, Inc. (a)                             283,400     3,202,420
                                                  Cimarex Energy Co. (a)                                   83,100     3,149,490
                                                  Energy Partners Ltd. (a)                                152,000     3,081,040
                                                  Harvest Natural Resources, Inc. (a)                     224,200     3,871,934
                                                  InterOil Corp. (a)                                       65,400     2,474,736
                                                  Magnum Hunter Resources, Inc. (a)                       252,100     3,252,090
                                                  Range Resources Corp.                                   158,200     3,236,772
                                                  Stone Energy Corp. (a)                                   89,400     4,031,046
                                                  Western Gas Resources, Inc.                             130,700     3,822,975
                                                  Whiting Petroleum Corp. (a)                              68,700     2,078,175
                                                                                                  Oil & Gas Total    34,954,265
                                                                                                                    -----------
                                                                                                     ENERGY TOTAL    48,940,948
FINANCIALS - 27.4%
----------------------------------------------    -----------------------------------------------------------------------------
                        Capital Markets - 0.2%    LaBranche & Co., Inc. (a)                               146,300     1,310,848
                                                                                            Capital Markets Total     1,310,848
                                                  -----------------------------------------------------------------------------
                      Commercial Banks - 11.3%    BancFirst Corp.                                          15,450     1,220,241
                                                  BancorpSouth, Inc.                                      119,200     2,904,904
                                                  BancTrust Financial Group, Inc.                          81,600     2,008,176
                                                  Bank of Granite Corp.                                   114,593     2,394,994
                                                  Bryn Mawr Bank Corp.                                    140,710     3,094,213
                                                  Capitol Bancorp Ltd.                                    121,779     4,289,056
                                                  Chemical Financial Corp.                                113,980     4,892,022
                                                  Chittenden Corp.                                        162,450     4,667,189
                                                  Columbia Banking System, Inc.                            90,600     2,264,094
                                                  Community Bancorp (a)                                     2,600        79,560
                                                  Community Trust Bancorp, Inc.                            76,945     2,489,930
                                                  Corus Bankshares, Inc.                                  106,400     5,108,264
                                                  First Citizens BancShares, Inc., Class A                 17,600     2,609,200
                                                  First Financial Bankshares, Inc.                         58,000     2,598,980


                              See Accompanying Notes to Financial Statements.  9

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
FINANCIALS - (continued)                                                                                   Shares     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
                Commercial Banks - (continued)    Greater Bay Bancorp                                      92,400     2,576,112
                                                  Hancock Holding Co.                                      53,588     1,793,054
                                                  ITLA Capital Corp. (a)                                   56,300     3,309,877
                                                  MASSBANK Corp.                                           39,100     1,464,295
                                                  Merchants Bancshares, Inc.                               92,432     2,680,528
                                                  Mid-State Bancshares                                    163,860     4,694,589
                                                  Northrim BanCorp, Inc.                                   84,300     1,981,050
                                                  Riggs National Corp.                                     93,696     1,991,977
                                                  S.Y. Bancorp, Inc.                                       16,900       407,290
                                                  Sterling Bancshares, Inc.                               275,400     3,929,958
                                                  TriCo Bancshares                                        232,830     5,448,222
                                                  UMB Financial Corp.                                      74,600     4,226,836
                                                  Whitney Holding Corp.                                    82,400     3,707,176
                                                  Wintrust Financial Corp.                                 50,200     2,859,392
                                                                                           Commercial Banks Total    81,691,179

----------------------------------------------    -----------------------------------------------------------------------------
                       Consumer Finance - 0.9%    Cash America International, Inc.                        213,100     6,335,463
                                                                                           Consumer Finance Total     6,335,463

----------------------------------------------    -----------------------------------------------------------------------------
         Diversified Financial Services - 1.7%    Advance America Cash Advance Centers, Inc. (a)           35,500       812,950
                                                  Metris Companies, Inc. (a)                              349,600     4,457,400
                                                  MFC Bancorp Ltd. (a)                                    281,870     5,637,400
                                                  QC Holdings, Inc. (a)                                    81,700     1,565,372
                                                                             Diversified Financial Services Total    12,473,122

----------------------------------------------    -----------------------------------------------------------------------------
                              Insurance - 5.7%    AmerUs Group Co.                                         46,400     2,101,920
                                                  Baldwin & Lyons, Inc., Class B                           60,644     1,624,653
                                                  CNA Surety Corp. (a)                                    181,400     2,421,690
                                                  Commerce Group, Inc.                                     32,000     1,953,280
                                                  Delphi Financial Group, Inc., Class A                   103,002     4,753,542
                                                  Harleysville Group, Inc.                                140,600     3,356,122
                                                  Horace Mann Educators Corp.                             138,000     2,633,040
                                                  Kansas City Life Insurance Co.                           13,100       619,630
                                                  Navigators Group, Inc. (a)                              108,800     3,275,968
                                                  Phoenix Companies, Inc.                                 292,000     3,650,000
                                                  ProCentury Corp.                                        194,500     2,411,800
                                                  Quanta Capital Holdings Ltd. (a)                        237,600     2,190,672
                                                  RLI Corp.                                                85,100     3,537,607
                                                  UICI                                                     46,900     1,589,910
                                                  United National Group Ltd., Class A (a)                 159,400     2,968,028
                                                  Universal American Financial Corp. (a)                  119,494     1,848,572
                                                                                                  Insurance Total    40,936,434

----------------------------------------------    -----------------------------------------------------------------------------
                            Real Estate - 7.6%    Alexandria Real Estate Equities, Inc., REIT              61,300     4,561,946
                                                  American Financial Realty Trust, REIT                   141,000     2,281,380
                                                  BioMed Realty Trust, Inc., REIT                         207,000     4,597,470
                                                  Boykin Lodging Co., REIT (a)                            233,400     2,137,944
                                                  Brandywine Realty Trust, REIT                            91,500     2,689,185
                                                  EastGroup Properties, Inc., REIT                        106,200     4,069,584
                                                  Equity One, Inc., REIT                                  137,200     3,255,756
                                                  First Potomac Realty Trust, REIT                        123,700     2,820,360
                                                  Getty Realty Corp., REIT                                 91,500     2,628,795
                                                  Gladstone Commercial Corp., REIT                        110,200     1,884,420
                                                  Mid-America Apartment Communities, Inc., REIT           107,400     4,427,028


10  See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
FINANCIALS - (continued)                                                                                   Shares     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
                     Real Estate - (continued)    Nationwide Health Properties, Inc., REIT                181,900     4,320,125
                                                  PS Business Parks, Inc., REIT                           129,100     5,822,410
                                                  Tanger Factory Outlet Centers, Inc., REIT               127,000     3,360,420
                                                  Universal Health Realty Income Trust, REIT               60,700     1,950,291
                                                  Urstadt Biddle Properties, Class A, REIT                134,000     2,284,700
                                                  U-Store-It Trust, REIT                                   82,400     1,429,640
                                                                                                Real Estate Total    54,521,454
                                                                                                                    -----------
                                                                                                 FINANCIALS TOTAL   197,268,500
HEALTH CARE - 4.7%
----------------------------------------------    -----------------------------------------------------------------------------
       Health Care Providers & Services - 4.0%    Capital Senior Living Corp. (a)                          62,200       352,052
                                                  Cross Country Healthcare, Inc. (a)                      132,400     2,393,792
                                                  Genesis HealthCare Corp. (a)                             72,250     2,530,917
                                                  Gentiva Health Services, Inc. (a)                       134,200     2,243,824
                                                  Hooper Holmes, Inc.                                     345,800     2,047,136
                                                  Kindred Healthcare, Inc. (a)                            154,400     4,624,280
                                                  OCA, Inc. (a)                                           271,600     1,724,660
                                                  PAREXEL International Corp. (a)                         170,100     3,453,030
                                                  Pediatrix Medical Group, Inc. (a)                        66,500     4,259,325
                                                  Province Healthcare Co. (a)                              89,700     2,004,795
                                                  Stewart Enterprises, Inc., Class A (a)                  433,696     3,031,535
                                                                           Health Care Providers & Services Total    28,665,346
                                                  -----------------------------------------------------------------------------

                        Pharmaceuticals - 0.7%    Bradley Pharmaceuticals, Inc. (a)                       128,500     2,492,900
                                                  Perrigo Co.                                             137,500     2,374,625
                                                                                            Pharmaceuticals Total     4,867,525
                                                                                                                    -----------
                                                                                                HEALTH CARE TOTAL    33,532,871
INDUSTRIAL - 19.1%
----------------------------------------------    -----------------------------------------------------------------------------
                    Aerospace & Defense - 2.6%    AAR Corp. (a)                                           193,802     2,639,583
                                                  Esterline Technologies Corp. (a)                        133,600     4,362,040
                                                  Herley Industries, Inc. (a)                              97,400     1,981,116
                                                  Kaman Corp., Class A                                    163,500     2,068,275
                                                  Ladish Co., Inc. (a)                                    205,938     2,366,228
                                                  Precision Castparts Corp.                                79,400     5,214,992
                                                                                        Aerospace & Defense Total    18,632,234
                                                  -----------------------------------------------------------------------------

                Air Freight & Logistics - 1.1%    HUB Group, Inc., Class A (a)                             98,571     5,147,377
                                                  Ryder System, Inc.                                       62,700     2,995,179
                                                                                    Air Freight & Logistics Total     8,142,556
                                                  -----------------------------------------------------------------------------

                               Airlines - 0.5%    MAIR Holdings, Inc. (a)                                 105,324       968,981
                                                  Skywest, Inc.                                           144,700     2,902,682
                                                                                                   Airlines Total     3,871,663
                                                  -----------------------------------------------------------------------------

                      Building Products - 0.6%    NCI Building Systems, Inc. (a)                          105,300     3,948,750
                                                                                          Building Products Total     3,948,750
                                                  -----------------------------------------------------------------------------

         Commercial Services & Supplies - 4.6%    ABM Industries, Inc.                                    144,900     2,857,428
                                                  Angelica Corp.                                           75,700     2,047,685
                                                  Casella Waste Systems, Inc., Class A (a)                304,690     4,460,661
                                                  Century Business Services, Inc. (a)                     182,805       797,030
                                                  Consolidated Graphics, Inc. (a)                         135,800     6,233,220


                             See Accompanying Notes to Financial Statements.  11

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
INDUSTRIAL - (continued)                                                                                   Shares     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
  Commercial Services & Supplies - (continued)    Danka Business Systems PLC, ADR (a)                     200,280       632,885
                                                  Electro Rent Corp.                                       59,481       846,415
                                                  Healthcare Services Group, Inc.                         173,700     3,619,908
                                                  Imagistics International, Inc. (a)                      150,100     5,052,366
                                                  NCO Group, Inc. (a)                                      92,200     2,383,370
                                                  Sourcecorp, Inc. (a)                                     92,100     1,760,031
                                                  TeleTech Holdings, Inc. (a)                             225,800     2,188,002
                                                                             Commercial Services & Supplies Total    32,879,001

                                                  -----------------------------------------------------------------------------
             Construction & Engineering - 1.9%    Comfort Systems USA, Inc. (a)                           308,000     2,365,440
                                                  Dycom Industries, Inc. (a)                              135,700     4,141,564
                                                  EMCOR Group, Inc. (a)                                    44,600     2,015,028
                                                  MasTec, Inc. (a)                                         55,400       560,094
                                                  Quanta Services, Inc. (a)                                92,000       736,000
                                                  Washington Group International, Inc. (a)                 86,600     3,572,250
                                                                                 Construction & Engineering Total    13,390,376

                                                  -----------------------------------------------------------------------------
                   Electrical Equipment - 1.6%    C&D Technologies, Inc.                                  133,000     2,266,320
                                                  Genlyte Group, Inc. (a)                                  51,318     4,396,926
                                                  Powell Industries, Inc. (a)                              62,100     1,148,229
                                                  Woodward Governor Co.                                    50,600     3,623,466
                                                                                       Electrical Equipment Total    11,434,941

                                                  -----------------------------------------------------------------------------
                              Machinery - 3.4%    Alamo Group, Inc.                                        64,700     1,757,252
                                                  Briggs & Stratton Corp.                                  95,000     3,950,100
                                                  EnPro Industries, Inc. (a)                              146,500     4,332,005
                                                  Harsco Corp.                                            103,500     5,769,090
                                                  Kadant, Inc. (a)                                        134,600     2,759,300
                                                  Robbins & Myers, Inc.                                   124,635     2,970,052
                                                  Tecumseh Products Co., Class A                           62,112     2,968,954
                                                                                                  Machinery Total    24,506,753

                                                  -----------------------------------------------------------------------------
                            Road & Rail - 1.4%    Covenant Transport, Inc., Class A (a)                   104,300     2,171,526
                                                  Dollar Thrifty Automotive Group, Inc. (a)                91,100     2,751,220
                                                  U.S. Xpress Enterprises, Inc., Class A (a)               62,283     1,824,892
                                                  Werner Enterprises, Inc.                                153,800     3,482,032
                                                                                                Road & Rail Total    10,229,670

                                                  -----------------------------------------------------------------------------
       Trading Companies & Distributors - 1.4%    Hughes Supply, Inc.                                     144,162     4,663,641
                                                  Watsco, Inc.                                            160,100     5,638,722
                                                                           Trading Companies & Distributors Total    10,302,363
                                                                                                                    -----------
                                                                                                 INDUSTRIAL TOTAL   137,338,307
INFORMATION TECHNOLOGY - 11.7%
----------------------------------------------    -----------------------------------------------------------------------------
               Communications Equipment - 1.2%    Anaren, Inc. (a)                                        184,900     2,396,304
                                                  Belden CDT, Inc.                                         88,650     2,056,680
                                                  Black Box Corp.                                          55,900     2,684,318
                                                  Tollgrade Communications, Inc. (a)                      147,410     1,804,299
                                                                                   Communications Equipment Total     8,941,601

                                                  -----------------------------------------------------------------------------
                Computers & Peripherals - 1.1%    ActivCard Corp. (a)                                     223,500     1,989,150
                                                  Advanced Digital Information Corp. (a)                   41,700       417,834
                                                  Electronics for Imaging, Inc. (a)                        47,700       830,457
                                                  Hypercom Corp. (a)                                      264,400     1,565,248

12  See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
INFORMATION TECHNOLOGY - (continued)                                                                       Shares     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
         Computers & Peripherals - (continued)    Imation Corp.                                            25,800       821,214
                                                  Innovex, Inc. (a)                                       175,200       954,840
                                                  Intergraph Corp. (a)                                     54,100     1,456,913
                                                                                    Computers & Peripherals Total     8,035,656

                                                  -----------------------------------------------------------------------------
     Electronic Equipment & Instruments - 3.5%    Agilysys, Inc.                                          113,479     1,945,030
                                                  Anixter International, Inc.                              56,700     2,040,633
                                                  Benchmark Electronics, Inc. (a)                          74,450     2,538,745
                                                  Brightpoint, Inc. (a)                                   213,500     4,171,790
                                                  Checkpoint Systems, Inc. (a)                            140,400     2,534,220
                                                  Identix, Inc. (a)                                       274,600     2,026,548
                                                  MTS Systems Corp.                                       102,282     3,458,154
                                                  NU Horizons Electronics Corp. (a)                       233,607     1,864,184
                                                  OSI Systems, Inc. (a)                                    92,300     2,096,133
                                                  Planar Systems, Inc. (a)                                109,300     1,227,439
                                                  Vishay Intertechnology, Inc. (a)                         88,300     1,326,266
                                                                         Electronic Equipment & Instruments Total    25,229,142

                                                  -----------------------------------------------------------------------------
           Internet Software & Services - 0.6%    Digitas, Inc. (a)                                       116,620     1,113,721
                                                  Keynote Systems, Inc. (a)                               178,200     2,480,544
                                                  Stellent, Inc. (a)                                      117,400     1,035,468
                                                                               Internet Software & Services Total     4,629,733

                                                  -----------------------------------------------------------------------------
                            IT Services - 2.1%    Acxiom Corp.                                            135,941     3,575,248
                                                  Computer Horizons Corp. (a)                             257,661       981,689
                                                  Inforte Corp. (a)                                       176,900     1,393,972
                                                  Lightbridge, Inc. (a)                                   218,200     1,317,928
                                                  MAXIMUS, Inc. (a)                                        46,400     1,443,968
                                                  MPS Group, Inc. (a)                                     506,950     6,215,207
                                                                                                IT Services Total    14,928,012

                                                  -----------------------------------------------------------------------------
    Semiconductors & Semiconductor Equipment -    Exar Corp. (a)                                          142,400     2,020,656
                                          0.5%    Pericom Semiconductor Corp. (a)                         141,845     1,337,598
                                                                   Semiconductors & Semiconductor Equipment Total     3,358,254

                                                  -----------------------------------------------------------------------------
                               Software - 2.7%    Ascential Software Corp. (a)                            172,800     2,818,368
                                                  Captaris, Inc. (a)                                      359,300     1,853,988
                                                  Internet Security Systems, Inc. (a)                     132,200     3,073,650
                                                  Lawson Software, Inc. (a)                               176,300     1,211,181
                                                  MSC.Software Corp. (a)                                  228,500     2,392,395
                                                  PLATO Learning, Inc. (a)                                293,791     2,188,743
                                                  SeaChange International, Inc. (a)                         9,500       165,680
                                                  Sybase, Inc. (a)                                        109,000     2,174,550
                                                  Transaction Systems Architects, Inc., Class A (a)       171,200     3,398,320
                                                                                                   Software Total    19,276,875
                                                                                                                    -----------
                                                                                     INFORMATION TECHNOLOGY TOTAL    84,399,273
MATERIALS - 9.7%
----------------------------------------------    -----------------------------------------------------------------------------
                              Chemicals - 2.5%    Cytec Industries, Inc.                                   69,200     3,558,264
                                                  H.B. Fuller Co.                                          80,300     2,289,353
                                                  LESCO, Inc. (a)                                          10,900       140,501
                                                  Lubrizol Corp.                                           50,100     1,846,686
                                                  Minerals Technologies, Inc.                              51,800     3,455,060
                                                  Schulman (A.), Inc.                                     105,544     2,259,697


                             See Accompanying Notes to Financial Statements.  13

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
MATERIALS - (continued)                                                                                    Shares     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
                       Chemicals - (continued)    Sensient Technologies Corp.                             104,100     2,497,359
                                                  Stepan Co.                                               87,300     2,126,628
                                                                                                  Chemicals Total    18,173,548

                                                  -----------------------------------------------------------------------------
                 Construction Materials - 0.8%    Eagle Materials, Inc.                                    66,800     5,768,180
                                                                                     Construction Materials Total     5,768,180

                                                  -----------------------------------------------------------------------------
                 Containers & Packaging - 1.3%    AptarGroup, Inc.                                         60,400     3,187,912
                                                  Greif, Inc., Class A                                    102,100     5,717,600
                                                                                     Containers & Packaging Total     8,905,512

                                                  -----------------------------------------------------------------------------
                        Metals & Mining - 4.3%    AMCOL International Corp.                                94,400     1,896,496
                                                  Carpenter Technology Corp.                              144,800     8,465,008
                                                  Coeur d'Alene Mines Corp. (a)                           554,500     2,179,185
                                                  Metal Management, Inc.                                  201,700     5,419,679
                                                  Peabody Energy Corp.                                     59,900     4,846,509
                                                  RTI International Metals, Inc. (a)                      182,700     3,752,658
                                                  Steel Technologies, Inc.                                147,300     4,052,223
                                                                                            Metals & Mining Total    30,611,758

                                                  -----------------------------------------------------------------------------
                Paper & Forest Products - 0.8%    Glatfelter                                              219,900     3,360,072
                                                  Mercer International, Inc. (a)                          250,600     2,668,890
                                                                                    Paper & Forest Products Total     6,028,962
                                                                                                                    -----------
                                                                                                  MATERIALS TOTAL    69,487,960
TELECOMMUNICATION SERVICES - 0.7%
----------------------------------------------    -----------------------------------------------------------------------------
 Diversified Telecommunication Services - 0.4%    North Pittsburgh Systems, Inc.                          107,913     2,668,689
                                                                     Diversified Telecommunication Services Total     2,668,689

                                                  -----------------------------------------------------------------------------
    Wireless Telecommunication Services - 0.3%    Price Communications Corp. (a)                          139,080     2,585,497
                                                                        Wireless Telecommunication Services Total     2,585,497
                                                                                                                    -----------
                                                                                 TELECOMMUNICATION SERVICES TOTAL     5,254,186
UTILITIES - 3.9%
----------------------------------------------    -----------------------------------------------------------------------------
                     Electric Utilities - 3.2%    ALLETE, Inc.                                             62,900     2,311,575
                                                  Central Vermont Public Service Corp.                    152,400     3,544,824
                                                  CH Energy Group, Inc.                                   102,400     4,920,320
                                                  El Paso Electric Co. (a)                                173,000     3,276,620
                                                  Maine & Maritimes Corp.                                  33,500       882,725
                                                  MGE Energy, Inc.                                         59,986     2,161,295
                                                  Otter Tail Corp.                                         87,500     2,233,875
                                                  Puget Energy, Inc.                                      148,600     3,670,420
                                                                                         Electric Utilities Total    23,001,654

                                                  -----------------------------------------------------------------------------
                          Gas Utilities - 0.7%    Cascade Natural Gas Corp.                                65,700     1,392,840
                                                  Northwest Natural Gas Co.                                49,300     1,663,382
                                                  WGL Holdings, Inc.                                       52,600     1,622,184
                                                                                              Gas Utilities Total     4,678,406
                                                                                                                    -----------
                                                                                                  UTILITIES TOTAL    27,680,060

                                                  Total Common Stocks
                                                  (Cost of $503,278,273)                                            712,838,926


14  See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

Short-Term Obligation - 1.0%                                                                              Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
                                                  Repurchase agreement with State Street Bank &
                                                  Trust Co., dated 12/31/04, due 01/03/05 at 1.500%,
                                                  collateralized by a U.S. Treasury Bond maturing
                                                  02/15/26, market value of $7,089,776 (repurchase
                                                  proceeds $6,950,869)                                  6,950,000     6,950,000

                                                  Total Short-Term Obligation
                                                  (Cost of $6,950,000)                                                6,950,000

                                                  Total Investments - 100.1%
                                                  (Cost of $510,228,273) (b)                                        719,788,926

                                                  Other Assets & Liabilities, Net - (0.1)%                            (860,485)

                                                  Net Assets - 100.0%                                               718,928,441

Notes to Investment Portfolio:

(a)   Non-income producing security.

(b) Cost for both financial statement and federal income tax purposes is $510,228,273.

      Acronym              Name
      -------              ----
      ADR                  American Depositary Receipt
      REIT                 Real Estate Investment Trust

At December 31, 2004, the Fund held investments in the following sectors:

                                       % of
   Sector (unaudited)               Net Assets
   -------------------------------------------
   Financials                             27.4%
   Industrial                             19.1
   Consumer Discretionary                 12.8
   Information Technology                 11.7
   Materials                               9.7
   Energy                                  6.8
   Health Care                             4.7
   Utilities                               3.9
   Consumer Staples                        2.3
   Telecommunication Services              0.7
   Short-Term Obligation                   1.0
   Other Assets & Liabilities, Net        (0.1)
                                         -----
                                         100.0%
                                         -----


                             See Accompanying Notes to Financial Statements.  15

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

                                                                                                                            ($)
----------------------------------------------    -----------------------------------------------------------------------------
                                        Assets    Investments, at cost                                              510,228,273
                                                                                                                   ------------
                                                  Investments, at value                                             719,788,926
                                                  Cash                                                                    8,697
                                                  Receivable for:
                                                      Fund shares sold                                                2,124,757
                                                      Interest                                                              289
                                                      Dividends                                                         690,680
                                                  Expense reimbursement due from Investment Advisor                         309
                                                  Deferred Trustees' compensation plan                                   26,224
                                                                                                                   ------------
                                                                                                     Total Assets   722,639,882
                                                  -----------------------------------------------------------------------------
                                   Liabilities    Payable for:
                                                      Investments purchased                                           1,289,262
                                                      Fund shares repurchased                                         1,275,823
                                                      Investment advisory fee                                           482,296
                                                      Transfer agent fee                                                225,700
                                                      Pricing and bookkeeping fees                                       32,080
                                                      Trustees' fees                                                      1,068
                                                      Distribution and service fees                                     299,567
                                                  Deferred Trustees' fees                                                26,224
                                                  Other liabilities                                                      79,421
                                                                                                                   ------------
                                                                                                Total Liabilities     3,711,441

                                                                                                       Net Assets   718,928,441
                                                  -----------------------------------------------------------------------------
                     Composition of Net Assets    Paid-in capital                                                   516,453,645
                                                  Accumulated net investment loss                                      (233,646)
                                                  Accumulated net realized loss                                      (6,852,211)
                                                  Net unrealized appreciation on investments                        209,560,653

                                                                                                       Net Assets   718,928,441
                                                  -----------------------------------------------------------------------------
                                       Class A    Net assets                                                        366,797,093
                                                  Shares outstanding                                                  8,405,919
                                                  Net asset value per share                                               43.64(a)
                                                  Maximum offering price per share ($43.64/0.9425)                        46.30(b)
                                                  -----------------------------------------------------------------------------
                                       Class B    Net assets                                                        215,128,702
                                                  Shares outstanding                                                  5,574,097
                                                  Net asset value and offering price per share                            38.59(a)
                                                  -----------------------------------------------------------------------------
                                       Class C    Net assets                                                         51,507,609
                                                  Shares outstanding                                                  1,280,695
                                                  Net asset value and offering price per share                            40.22(a)
                                                  -----------------------------------------------------------------------------
                                       Class Z    Net assets                                                         85,495,037
                                                  Shares outstanding                                                  1,899,474
                                                  Net asset value, offering and redemption price per share                45.01

Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

On sales of $50,000 or more the offering price is reduced.


16  See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended December 31, 2004 (unaudited)

                                                   Columbia Small Cap Value Fund

                                                                                                                            ($)
----------------------------------------------    -----------------------------------------------------------------------------
                             Investment Income    Dividends                                                           4,714,452
                                                  Interest                                                               34,545
                                                                                                                   ------------
                                                  Total Investment Income                                             4,748,997
                                                  -----------------------------------------------------------------------------
                                      Expenses    Investment advisory fee                                             2,503,724
                                                  Distribution fee:
                                                      Class B                                                           768,902
                                                      Class C                                                           160,624
                                                  Service fee:
                                                      Class A                                                           391,213
                                                      Class B                                                           256,301
                                                      Class C                                                            53,541
                                                  Transfer agent fee                                                    559,574
                                                  Pricing and bookkeeping fees                                           84,011
                                                  Trustees' fees                                                          7,829
                                                  Custody fee                                                            24,601
                                                  Non-recurring costs (See Note 7)                                        4,180
                                                  Other expenses                                                        146,290
                                                                                                                   ------------
                                                      Total Expenses                                                  4,960,790
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)         (4,180)
                                                  Custody earnings credit                                                  (748)
                                                                                                                   ------------
                                                      Net Expenses                                                    4,955,862
                                                                                                                   ------------
                                                  Net Investment Loss                                                  (206,865)
----------------------------------------------    -----------------------------------------------------------------------------
                   Net Realized and Unrealized    Net realized gain (loss) on:
                    Gain (Loss) on Investments        Investments                                                    12,878,884
                          and Foreign Currency        Foreign currency transactions                                         (91)
                                                                                                                   ------------
                                                       Net realized gain                                             12,878,793
                                                  Net change in unrealized appreciation on investments               65,529,800
                                                                                                                   ------------
                                                  Net Gain                                                           78,408,593
                                                                                                                   ------------
                                                  Net Increase in Net Assets from Operations                         78,201,728


                             See Accompanying Notes to Financial Statements.  17

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

                                                                                                      (unaudited)
                                                                                                       Six Months
                                                                                                         Ended      Year Ended
                                                                                                      December 31,   June 30,
Increase (Decrease) in Net Assets:                                                                      2004 ($)     2004 ($)
----------------------------------------------    -----------------------------------------------------------------------------
                                    Operations    Net investment loss                                    (206,865)     (559,272)
                                                  Net realized gain on investments
                                                      and foreign currency transactions                12,878,793    67,069,586
                                                  Net change in unrealized appreciation
                                                      on investments                                   65,529,800    93,910,222
                                                                                                      -------------------------
                                                  Net Increase from Operations                         78,201,728   160,420,536
                                                  -----------------------------------------------------------------------------
       Distributions Declared to Shareholders:    From net realized gains:
                                                      Class A                                         (27,843,386)   (7,140,239)
                                                      Class B                                         (17,697,004)   (6,385,740)
                                                      Class C                                          (3,941,261)     (920,797)
                                                      Class I                                                  --           (77)
                                                      Class Z                                          (6,429,930)   (1,339,466)
                                                                                                      -------------------------
                                                  Total Distributions Declared to Shareholders        (55,911,581)  (15,786,319)
                                                  -----------------------------------------------------------------------------
                            Share Transactions    Class A:
                                                      Subscriptions                                    65,687,909   101,767,098
                                                      Distributions reinvested                         25,655,209     6,411,053
                                                      Redemptions                                     (29,130,782)  (63,618,296)
                                                                                                      -------------------------
                                                       Net Increase                                    62,212,336    44,559,855
                                                  Class B:
                                                      Subscriptions                                    11,951,958    22,762,819
                                                      Distributions reinvested                         15,892,386     5,644,770
                                                      Redemptions                                     (31,226,006)  (62,684,239)
                                                                                                      -------------------------
                                                       Net Decrease                                    (3,381,662)  (34,276,650)
                                                  Class C:
                                                      Subscriptions                                    11,168,915    11,127,187
                                                      Distributions reinvested                          3,099,402       752,490
                                                      Redemptions                                      (3,063,728)   (6,986,805)
                                                       Net Increase                                    11,204,589     4,892,872
                                                  Class I:
                                                    Subscriptions                                              --         1,050
                                                    Distributions reinvested                                   --            77
                                                    Redemptions                                                --        (2,664)
                                                                                                      -------------------------
                                                      Net Decrease                                             --        (1,537)
                                                  Class Z:
                                                      Subscriptions                                    26,055,021    56,563,959
                                                      Distributions reinvested                          2,278,715       693,082
                                                      Redemptions                                     (11,577,886)  (14,611,150)
                                                                                                      -------------------------
                                                       Net Increase                                    16,755,850    42,645,891
                                                  Net Increase from Share Transactions                 86,791,113    57,820,431
                                                                                                      -------------------------
                                                  Total Increase in Net Assets                        109,081,260   202,454,648
                                                  -----------------------------------------------------------------------------
                                    Net Assets    Beginning of period                                 609,847,181   407,392,533
                                                  End of period (including accumulated net
                                                      investment loss of $(233,646) and
                                                      $(26,781), respectively)                        718,928,441   609,847,181
                                                  -----------------------------------------------------------------------------


18  See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

                                                                                                       (unaudited)
                                                                                                        Six Months
                                                                                                          Ended      Year Ended
                                                                                                       December 31,   June 30,
                                                                                                           2004         2004
----------------------------------------------    -----------------------------------------------------------------------------
                             Changes in Shares    Class A:
                                                      Subscriptions                                     1,561,920     2,683,022
                                                      Issued for distributions reinvested                 605,218       171,190
                                                      Redemptions                                        (694,445)   (1,699,383)
                                                                                                      -------------------------
                                                       Net Increase                                     1,472,693     1,154,829
                                                  Class B:
                                                      Subscriptions                                       320,062       661,962
                                                      Issued for distributions reinvested                 423,797       168,350
                                                      Redemptions                                        (838,833)   (1,841,257)
                                                                                                      -------------------------
                                                       Net Decrease                                       (94,974)   (1,010,945)
                                                  Class C:
                                                      Subscriptions                                       287,224       308,746
                                                      Issued for distributions reinvested                  79,309        21,611
                                                      Redemptions                                         (79,276)     (198,317)
                                                                                                      -------------------------
                                                       Net Increase                                       287,257       132,040
                                                  Class I:
                                                      Subscriptions                                            --            26
                                                      Issued for distributions reinvested                      --             2
                                                      Redemptions                                              --           (64)
                                                                                                      -------------------------
                                                       Net Decrease                                            --           (36)
                                                  Class Z:
                                                      Subscriptions                                       599,374     1,477,519
                                                      Issued for distributions reinvested                  52,121        18,002
                                                      Redemptions                                        (261,567)     (375,458)
                                                                                                      -------------------------
                                                       Net Increase                                       389,928     1,120,063


                             See Accompanying Notes to Financial Statements.  19

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

Note 1. Organization

Columbia Small-Cap Value Fund (the "Fund"), a series of Columbia Funds Trust VI (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks long-term growth by investing primarily in smaller capitalization equity securities.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure. Effective January 30, 2004, the Class I shares of the Fund were liquidated.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The Fund estimates components of distributions from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended June 30, 2004 and June 30, 2003 was as follows:

----------------------------------------------------------
                             June 30, 2004   June 30, 2003
----------------------------------------------------------
 Distributions Paid From:
----------------------------------------------------------
    Ordinary Income*         $   9,100,819   $          --
----------------------------------------------------------
    Long-Term Capital Gains      6,685,500      49,176,784
----------------------------------------------------------
    Tax Return of Capital               --       1,256,820
----------------------------------------------------------
                             $  15,786,319   $  50,433,604
----------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

----------------------------------------------------------
    Unrealized appreciation                  $222,050,810
----------------------------------------------------------
    Unrealized depreciation                   (12,490,157)
----------------------------------------------------------
      Net unrealized appreciation            $209,560,653
----------------------------------------------------------

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

The following capital loss carryforwards determined as of June 30, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

------------------------------------------
         Year of           Capital Loss
       Expiration          Carryforward
------------------------------------------
          2005             $1,233,446
------------------------------------------
          2006              1,233,446
------------------------------------------
          2007              1,233,446
------------------------------------------
          2009              2,466,892
------------------------------------------
          2012              3,700,337
------------------------------------------
                           $9,867,567
------------------------------------------

Utilization of these amounts is subject to limitations.

Note 4. Fees and Compensation Paid to Affiliates

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Columbia, the transfer agent and the distributor, are each indirect wholly owned subsidiaries of Bank of America Corporation ("BOA").

Investment Advisory Fee

Columbia provides administrative and other services to the Fund in addition to investment advisory services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

------------------------------------------
Average Daily Net Assets   Annual Fee Rate
------------------------------------------
   First $500 million          0.80%
------------------------------------------
   Next $500 million           0.75%
------------------------------------------
     Over $1 billion           0.70%
------------------------------------------

For the six months ended December 31, 2004, the Fund's annualized effective investment advisory fee rate was 0.79%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended December 31, 2004, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.027%.

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives an annual fee by class of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended December 31, 2004, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.18%.

Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the six months ended December 31, 2004, the Distributor has retained net underwriting discounts of $82,891 on sales of the Fund's Class A shares and received CDSC fees of $605, $128,151 and $3,022 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fee Waivers

Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended December 31, 2004, the Fund paid $729 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended December 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $97,245,283 and $67,034,489, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended December 31, 2004, the Fund did not borrow under these arrangements.

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia and the Distributor (collectively the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions

--------------------------------------------------------------------------------
December 31, 2004 (unaudited)                      Columbia Small Cap Value Fund

of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order will be available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Bank of America (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several direct and derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive.

On January 11, 2005 a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

For the year ended December 31, 2004, Columbia has assumed $4,180 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:


                                          (unaudited)
                                           Six Months
                                              Ended                              Year Ended June 30,
                                          December 31,   --------------------------------------------------------------------
Class A Shares                                2004          2004           2003          2002          2001           2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $  42.17       $   31.39      $   37.54      $  37.49      $   32.56    $     30.36
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss)(a)               0.04            0.08           0.02         (0.20)          0.06           0.10
Net realized and unrealized gain (loss)
on investments and foreign currency           5.05           11.88          (1.54)         2.42           6.38           2.30
                                          --------       ---------      ---------      --------      ---------    -----------
Total from Investment Operations              5.09           11.96          (1.52)         2.22           6.32           2.20
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
  Shareholders:
From net realized gains                      (3.62)          (1.18)         (4.51)        (2.17)         (1.39)            --
Return of capital                               --              --          (0.12)           --             --             --
                                          --------       ---------      ---------      --------      ---------    -----------
Total Distributions Declared
to Shareholders                              (3.62)          (1.18)         (4.63)        (2.17)         (1.39)            --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  43.64       $   42.17      $   31.39      $  37.54      $   37.49    $     32.56
Total return (b)                             12.33%(c)       38.58%(d)       2.16%(d)      6.43%         19.86%          7.25%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Operating  Expenses (e)                       1.30%(f)        1.42%          1.54%         1.57%          1.58%          1.49%
Interest expense                                --              --             --%(g)        --             --             --
Net investment income loss(e)                 0.20%(f)        0.22%          0.07%        (0.55)%         0.18%          0.33%
Waiver/reimbursment                             --            0.01%          0.12%           --             --             --
Portfolio turnover rate                         11%(c)          46%           118%           77%            29%            77%
Net assets, end of period (000's)         $366,797       $ 292,365      $ 181,377      $142,551      $ 137,042    $   138,969
-----------------------------------------------------------------------------------------------------------------------------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)   Not annualized.

(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

(g)   Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

                                           (unaudited)
                                           Six Months
                                             Ended                                  Year Ended June 30,
                                          December 31,   --------------------------------------------------------------------
Class B Shares                                2004         2004           2003           2002           2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $  37.60       $   28.18      $   34.50      $  34.88      $   30.64    $     28.78
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment loss (a)                      (0.10)          (0.18)         (0.19)        (0.44)         (0.31)         (0.31)
Net realized and unrealized gain (loss)
on investments and foreign currency           4.47           10.64          (1.50)         2.23           5.94           2.17
                                          --------       ---------      ---------      --------      ---------    -----------
Total from Investment Operations              4.37           10.46          (1.69)         1.79           5.63           1.86
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
  Shareholders:
From net realized gains                      (3.38)          (1.04)         (4.51)        (2.17)         (1.39)            --
Return of capital                               --              --          (0.12)           --             --             --
                                          --------       ---------      ---------      --------      ---------    -----------
Total Distributions Declared
to Shareholders                              (3.38)          (1.04)         (4.63)        (2.17)         (1.39)            --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  38.59       $   37.60      $   28.18      $  34.50      $   34.88    $     30.64
Total return (b)                             11.89%(c)       37.58%(d)      (2.93)%(d)     5.65%         18.83%          6.46%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
  Assets/Supplemental Data:
Operating expenses (e)                        2.05%(f)        2.17%          2.30%         2.32%          2.33%          2.24%
Interest expense                                --              --            --%(g)        --             --             --
Net investment loss (e)                      (0.55)%(f)      (0.53)%        (0.71)%       (1.30)%        (0.93)%        (1.08)%
Waiver/reimbursement                            --            0.01%          0.09%           --             --             --
Portfolio turnover rate                         11%(c)          46%           118%           77%            29%            77%
Net assets, end of period (000's)         $215,129       $ 213,159      $ 188,270      $231,602      $ 240,252    $   238,607
-----------------------------------------------------------------------------------------------------------------------------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)   Not annualized.

(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

(g)   Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:


                                           (unaudited)
                                           Six Months
                                             Ended                               Year Ended June 30,
                                          December 31,   --------------------------------------------------------------------
Class C Shares                                2004          2004          2003           2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $  39.05       $   29.24      $   35.59      $  35.91      $   31.50    $     29.59
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment loss (a)                      (0.11)          (0.19)         (0.19)        (0.45)         (0.31)         (0.32)
Net realized and unrealized gain (loss)
on investments and foreign currency           4.66           11.04          (1.53)         2.30           6.11           2.23
                                          --------       ---------      ---------      --------      ---------    -----------
Total from Investment Operations              4.55           10.85          (1.72)         1.85           5.80           1.91
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
  Shareholders:
From net realized gains                      (3.38)          (1.04)         (4.51)        (2.17)         (1.39)            --
Return of capital                               --              --          (0.12)           --             --             --
                                          --------       ---------      ---------      --------      ---------    -----------
Total Distributions Declared
to Shareholders                              (3.38)          (1.04)         (4.63)        (2.17)         (1.39)            --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  40.22       $   39.05      $   29.24      $  35.59      $   35.91    $     31.50
Total return (b)                             11.91%(c)       37.56%(d)      (2.92)%(d)     5.66%         18.85%          6.45%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
  Assets/Supplemental Data:
Operating expenses (e)                        2.05%(f)        2.17%          2.30%         2.32%          2.33%          2.24%
Interest expense                                --              --             --%(g)        --             --             --
Net investment loss (e)                      (0.55)%(f)      (0.53)%        (0.71)%       (1.30)%        (0.93)%        (1.08)%
Waiver/reimbursement                            --            0.01%          0.10%           --             --             --
Portfolio turnover rate                         11%(c)          46%           118%           77%            29%            77%
Net assets, end of period (000's)         $ 51,508       $  38,798      $  25,186      $ 26,726      $  27,886    $    27,400
-----------------------------------------------------------------------------------------------------------------------------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)   Not annualized.

(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

(g)   Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:



                                          (unaudited)
                                           Six Months
                                             Ended                               Year Ended June 30,
                                           December 31,  --------------------------------------------------------------------
Class Z Shares                               2004          2004           2003           2002          2001           2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $  43.41       $   32.24      $   38.28      $  38.09      $   33.01    $     30.70
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (a)              0.10            0.21           0.24         (0.12)          0.02          (0.02)
Net realized and unrealized gain (loss)
on investments and foreign currency           5.22           12.19          (1.65)         2.48           6.45           2.33
                                          --------       ---------      ---------      --------      ---------    -----------
Total from Investment Operations              5.32           12.40          (1.41)         2.36           6.47           2.31
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
  Shareholders:
From net realized gains                      (3.72)          (1.23)         (4.51)        (2.17)         (1.39)            --
Return of capital                               --              --          (0.12)           --             --             --
                                          --------       ---------      ---------      --------      ---------    -----------
Total Distributions Declared
to Shareholders                              (3.72)          (1.23)         (4.63)        (2.17)         (1.39)            --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  45.01       $   43.41      $   32.24      $  38.28      $   38.09    $     33.01
Total return (b)                             12.51%(c)       38.94%(d)      (1.79)%(d)     6.71%         20.05%          7.52%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
  Assets/Supplemental Data:
Operating expenses (e)                        1.05%(f)        1.17%          1.25%         1.32%          1.33%          1.24%
Interest expense                                --              --             --%(g)        --             --             --
Net investment income (loss) (e)              0.45%(f)        0.52%          0.82%        (0.30)%         0.07%         (0.08)%
Waiver/reimbursement                            --            0.01%          0.38%           --             --             --
Portfolio turnover rate                         11%(c)          46%           118%           77%            29%            77%
Net assets, end of period (000's)         $ 85,495       $  65,526      $  12,558      $    278      $      21    $    11,431
-----------------------------------------------------------------------------------------------------------------------------

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c)   Not annualized.

(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

(g)   Rounds to less than 0.01%.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Transfer Agent

Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of ColumbiaSmall Cap Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

                                   [GRAPHIC]
                                   eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Small Cap Value Fund Semiannual Report, December 31, 2004

                                                                     PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20


       Columbia Management(R)

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.345.6611 www.columbiafunds.com

                                                769-03/092U-0105 (02/05) 05/4356

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust VI
            ------------------------------------------------------------------


By (Signature and Title)            /S/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                March 1, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                March 1, 2005
    --------------------------------------------------------------------------


By (Signature and Title)            /S/ J. Kevin Connaughton
                        ------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                March 1, 2005
    --------------------------------------------------------------------------